Nationwide Destination 2055 Fund Investment Strategy - Nationwide Destination 2055 Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is a “fund-of-funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund invests in a professionally selected mix of different asset classes that is tailored for investors planning to retire in, or close to, the year 2055. Therefore, the Fund currently emphasizes the pursuit of long-term growth of capital, and invests heavily in equity securities, such as common stocks of U.S. and international companies, including smaller companies. As of January 31, 2026, the Fund allocated approximately 60% of its net assets in U.S. stocks (including smaller company stocks), approximately 34% in international stocks, and approximately 6% to bonds. As the year 2055 approaches, the Fund’s allocations to different asset classes will progressively become more conservative with increasing emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. The Fund invests primarily in affiliated portfolios of Nationwide Mutual Funds, but also may invest in unaffiliated exchange-traded funds (each, an “Underlying Fund” or collectively, “Underlying Funds”), that collectively represent several asset classes. Certain Underlying Funds are actively managed, and other Underlying Funds are “index” funds that invest directly in equity securities, bonds or other securities with a goal of obtaining investment returns that closely track a benchmark stock or bond index. Some Underlying Funds use futures, swaps and options, which are derivatives, either to hedge against investment risks, to obtain exposure to certain securities or groups of securities, to take short positions in certain securities, or otherwise to increase returns. Although the Fund seeks to provide diversification across several asset classes, the Fund invests a significant portion of its assets in a small number of issuers (i.e., Underlying Funds). However, the Fund may invest directly in securities and derivatives (futures, options, and swaps) in addition to investing in Underlying Funds. Further, the Underlying Funds in which the Fund invests generally are diversified. The Fund is designed for aggressive investors who are comfortable with assuming the risks associated with investing in a high percentage of stocks, including international stocks and smaller companies. The Fund seeks exposure to securities of foreign issuers, which may include securities of issuers in emerging market countries. The Fund also assumes that its investors will retire in or close to 2055 at the age of 65, and that such investors want to maximize their long-term returns and have a high tolerance for possible short-term losses. As the Fund reaches the year of its target date, Nationwide Fund Advisors (the “Adviser”) expects to recommend that the Nationwide Mutual Funds' Board of Trustees approve combining the Fund with the Nationwide Destination Retirement Fund, which offers investors the most conservative and income-oriented allocation scheme of the Nationwide Target Destination Funds. If the combination is approved and applicable regulatory requirements are met, the Fund's shareholders would then become shareholders of the Nationwide Destination Retirement Fund. Shareholders will be provided with additional information at that time, including information pertaining to any tax consequences of the combination.